Banking facilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking facilities [Abstract]
Amount available from banking facilities	$ 581,453	$ 607,517
Unutilized aggregate available banking facilities	$ 244,281	$ 56,967